INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
INCOME TAXES [Abstract]
Schedule of Provision for Income Taxes
	2015	2014	2013

	(Dollars in Thousands)
Currently payable:
Federal	$551	$332	$284
State	98	70	6
	649	402	290
Deferred	9	71	252

Total	$658	$473	$542

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

	2015	2014	2013
	(Dollars in Thousands)

Net unrealized (gain) loss on securities available for sale	$85	$(27)	$(47)
Net non-credit (gain) loss on securities with OTTI	(64)	(139)	(285)

Net gain (loss) recorded to stockholders' equity	$21	$(166)	$(332)

Schedule of Deferred Tax Assets and Liabilities
	2015	2014

	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$107	$83
Net unrealized loss on securities available for sale	18	-
Deferred compensation	96	89
Reserve for uncollected interest	5	12
Reserve for off-balance sheet commitments	18	16
OTTI other impairment	220	284
OTTI credit impairment	85	103
Other	147	103
Total gross deferred tax assets	696	690

Deferred tax liabilities:
Net unrealized gain on securities available for sale	-	67
Deferred origination fees, net	127	81
Depreciation reserve	43	28
Other	2	2
Total gross deferred tax liabilities	172	178

Net deferred tax assets	$524	$512

Schedule of Reconciliation of Income Taxes

	2015		2014		2013
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income
			(Dollars in Thousands)

Provision at statutory rate	$682	34.0%	$474	34.0%	$551	34.0%
State income tax, net of federal tax benefit	65	3.2	46	3.3	4	0.2
Tax exempt income	-	-	(2)	(0.1)	(2)	(0.1)
Bank Owned Life Insurance	(48)	(2.4)	(46)	(3.3)	-	-
Other, net	(41)	(2.0)	1	-	(11)	(0.7)

Actual tax expense and
effective rate	$658	32.8%	$473	33.9%	$542	33.4%